Annual Total Returns (Vanguard Diversified Equity Fund - Investor Shares Participant) (Vanguard Diversified Equity Fund, Vanguard Diversified Equity Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Annual Total Return
2014	11.08%
2013	35.37%
2012	17.48%
2011	(1.01%)
2010	16.12%
2009	33.81%
2008	(39.45%)
2007	4.35%
2006	12.85%